GOODWILL AND INTANGIBLE ASSETS (Schedule of Principal Development Projects) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	$ 6,771	$ 6,896
Premier Instrument for Haemoglobin A1c Testing [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	2,538	1,359
HIV Screening Rapid Test [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	1,488	2,278
COVID tests [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	1,320	467
Autoimmune Smart Reader [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	550	666
Mid-tier haemoglobins instrument [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	303	243
Tri-stat Point-of-Care Instrument [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	245	203
Uni-Gold Raw Material Stabilisation [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	144	0
Sjogrens Tests [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	88	99
Uni-Gold Antigen Improvement [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	0	556
Syphilis Point-of-Care Test [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	0	618
Column Enhancement [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	0	151
Other Projects [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	$ 95	$ 256